Employee Defined Benefit Obligations - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Discount rate	4.60%	1.80%
Rate of increase in salaries	4.30%	4.27%
Rate of inflation, pre-retirement	2.68%	2.74%
Rate of increase in future pensions payment	3.39%	3.49%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years